Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		$ 3,054,809	$ 1,060,523
Net change on Balance	[1]	864,507	2,096,361
Change in fair value		48,076	(103,107)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments			1,032
Financial assets at end of period		3,967,392	3,054,809
Fair Value [Member] | Stage 1 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		3,054,795	1,060,307
Net change on Balance	[1]	864,521	2,096,637
Change in fair value		48,076	(103,047)
Transfer to Stage 1
Transfer to Stage 2			(134)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments			1,032
Financial assets at end of period		3,967,392	3,054,795
Fair Value [Member] | Stage 2 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		14	216
Net change on Balance	[1]	(14)	(276)
Change in fair value			(60)
Transfer to Stage 1
Transfer to Stage 2			134
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period			14
Fair Value [Member] | Stage 3 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		4,085	3,084
Net change on Balance	[1]	5,411	(4,273)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL			5,268
Amounts written off
Foreign exchange adjustments			6
Financial assets at end of period		9,496	4,085
ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		4,085	3,078
Net change on Balance	[1]	5,411	(4,265)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2			(4)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL			5,270
Amounts written off
Foreign exchange adjustments			6
Financial assets at end of period		9,496	4,085
ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period			6
Net change on Balance	[1]		(8)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2			4
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL			(2)
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
ECL [Member] | Stage 3 Individual [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.